Mineral Interests, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Mineral Interests, Property and Equipment Explanatory [Abstract]
Schedule of Mineral Interests, Property and Equipment
($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total
Cost
As at January 1, 2022	632,005	27,061	3,080	407	662,553
Additions	55,069	158,728	4,736	2,030	220,563
Transfers adjusted [2]	-	(64,588)	64,588	-	-
As at December 31, 2022 adjusted [2]	687,074	121,201	72,404	2,437	883,116
Additions	69,732	178,764	1,187	781	250,464
Transfers	-	(101,899)	101,899	-	-
As at December 31, 2023	756,806	198,066	175,490	3,218	1,133,580
Accumulated Depreciation
As at January 1, 2022	-	-	117	157	274
Depreciation expense	-	-	953	392	1,345
As at December 31, 2022	-	-	1,070	549	1,619
Depreciation expense [1]	-	-	2,517	980	3,497
As at December 31, 2023	-	-	3,587	1,529	5,116
Net Book Value
As at December 31, 2022	687,074	121,201	71,334	1,888	881,497
As at December 31, 2023	756,806	198,066	171,903	1,689	1,128,464
1)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.
2)	Additions in the prior year financial statements were net of $38.4 transfers from construction in progress to property and equipment additions. Additionally, during 2023, $26.1 million of costs were determined to have been ready for use in 2022 and were reclassified from construction in progress to property and equipment to correct for this.

Schedule of Mineral Interests, Property and Equipment	Mineral interests, property and equipment additions by project are as follows.
	Year ended December 31, 2023
($000s)	January 1, 2023	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2023
Additions
KSM additions [1]	707,190	40,490	178,764	1,187	781	221,222	928,412
KSM transfers		-	(101,899)	101,899	-	-	-
Courageous Lake	77,999	3,520	-	-	-	3,520	81,519
Iskut	49,904	14,174	-	-	-	14,174	64,078
Snowstorm	34,562	4,897	-	-	-	4,897	39,459
3 Aces	12,079	6,651	-	-	-	6,651	18,730
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
Total	883,116	69,732	76,865	103,086	781	250,464	1,133,580
	Year ended December 31, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2022
Additions
KSM additions [1]	502,015	39,985	158,728	4,736	1,726	205,175	707,190
KSM transfers adjusted [2]	-	-	(64,588)	64,588	-	-	-
Courageous Lake	77,176	823	-	-	-	823	77,999
Iskut	41,779	8,125	-	-	-	8,125	49,904
Snowstorm	31,471	3,091	-	-	-	3,091	34,562
3 Aces	9,034	3,045	-	-	-	3,045	12,079
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	304	304	611
Total adjusted [2]	662,553	55,069	94,140	69,324	2,030	220,563	883,116
1)	In 2023, Construction in progress additions at KSM included $19.4 million of capitalized borrowing costs (2022 - $14.7 million).
2)	Additions in the prior year financial statements were net of $38.4 transfers from construction in progress to property and equipment additions. Additionally, during 2023, $26.1 million of costs were determined to have been ready for use in 2022 and were reclassified from construction in progress to property and equipment to correct for this.